March 5, 2012

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Advantage Funds, Inc.
 1933 Act File No.: 33-51061
 1940 Act File No.: 811-7123
 CIK No.: 0000914775

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 105 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 28, 2012.

Please address any comments or questions to my attention at 212-922-8023.

Sincerely,

/s/ Kara Dooley
Kara Dooley
Paralegal